Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Leases [Abstract]
Sublease income recognized	$ 10.0	$ 13.7	$ 10.9